Fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Assets And Liabilities Measured at Fair Value On Recurring Basis

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis are summarized as follows:

	As of March 31, 2021
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,065	$—	$—	$1,065

Money market funds	45,477	—	—	45,477

Total assets	$46,542	$—	$—	$46,542

Liabilities
Derivative liabilities	—	—	16,987	16,987

Total liabilities	$—	$—	$16,987	$16,987

	As of December 31, 2020
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,244	$—	$—	$1,244

Money market funds	59,285	—	—	59,285

Total assets	$60,529	$—	$—	$60,529

Liabilities
Derivative liabilities	—	—	13,390	13,390

Total liabilities	$—	$—	$13,390	$13,390

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis are summarized as follows:

	As of December 31, 2020
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,244	$—	$—	$1,244

Money market funds	59,285	—	—	59,285

Total assets	$60,529	$—	$—	$60,529

Liabilities
Derivative liabilities	—	—	13,390	13,390

Total liabilities	$—	$—	$13,390	$13,390

	As of December 31, 2019
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$768	$—	$—	$768
Money market funds	53,450	—	—	53,450

Total assets	$54,218	$—	$—	$54,218

Schedule of Stock Options Valuation Assumptions

The following table provides quantitative information regarding the significant unobservable inputs used by the Company:

	March 31, 2021	December 31, 2020
Term in years	0.1 to 1.1	0.3 to 1.3
Calibrated Risk Premium	11.68%	11.68%
Option Adjusted Spread	6.56%	8.03%
Risk Free Rate	0.05% - 0.07%	0.12% 0.19%

The following table provides quantitative information regarding the significant unobservable inputs used by the Company:

Term in years	0.3 to 1.3
Calibrated Risk Premium	11.68%
Option Adjusted Spread	8.03%
Risk Free Rate	0.12% - 0.19%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table represents the activity of the Level 3 instruments (in thousands):

	Convertible
	Notes	Warrants	Total
Derivative liabilities - December 31, 2020	12,676	714	$13,390
Change in fair value (1)	2,671	926	$3,597

Derivative liabilities - March 31, 2021	$15,347	$1,640	$16,987

(1)	Recorded in other income (expense) within the Condensed Consolidated Statements of Operations and Comprehensive Loss.

The following table represents the activity of the Level 3 instruments (in thousands):

			For Year Ended December 31, 2020
	Convertible Notes	Warrants
Derivative liabilities - beginning balance	$12,234	$138	$12,372
Change in fair value (1)	287	576	863
Modification (2)	155	—	155

Derivative liabilities - ending balance	$12,676	$714	$13,390

(1)	Recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within other income (expense).
(2)	Recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within loss on extinguishment of debt.